                     PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
                               Gateway Center Three
                                100 Mulberry Street
                            Newark, New Jersey 07102-4077


                                                               December 5, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

          RE:  Prudential Small Company Value Fund, Inc.
               Registration Nos. 2-68723 and 811-3084
               -----------------------------------------


Ladies and Gentlemen:

       Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 25 to the Fund's registration statement was filed electronically via the EDGAR system.


                                            Sincerely,

                                            /s/ Caren Cunningham
                                            -------------------------
                                            Caren Cunningham
                                            Assistant Secretary